Financial Instruments and Risk Management - Schedule of Exposure to Exchange Rates Risk (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2024
Disclosure of financial instruments by type of interest rate [line items]
Percentage of estimated IPCA inflation index	4.50%
Percentage of estimated IGPM inflation index	3.76%
Probable Scenario [Member]
Disclosure of financial instruments by type of interest rate [line items]
Percentage of estimated IPCA inflation index	4.50%
Percentage of estimated IGPM inflation index	3.76%
Adverse Scenario [Member]
Disclosure of financial instruments by type of interest rate [line items]
Percentage of estimated IPCA inflation index	8.08%
Percentage of estimated IGPM inflation index	9.47%